Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Interest, Dividend and Fee Income
Loans	$ 4,081	$ 3,933	$ 4,029
Securities (Note 2)	1,067	1,042	990
Deposits with banks	58	53	44
Interest, Dividend and Fee Income	5,206	5,028	5,063
Interest Expense
Deposits	705	737	921
Subordinated debt	45	42	58
Other liabilities	437	493	506
Interest Expense	1,187	1,272	1,485
Net Interest Income	4,019	3,756	3,578
Non-Interest Revenue
Securities commissions and fees	282	258	285
Deposit and payment service charges	329	313	305
Trading revenues	799	(98)	212
Lending fees	385	344	356
Card fees	131	126	81
Investment management and custodial fees	466	522	482
Mutual fund revenues	356	419	374
Underwriting and advisory fees	434	348	258
Securities gains, other than trading (Note 2)	138	180	102
Foreign exchange gains, other than trading	22	39	24
Insurance revenues	192	223	744
Investments in associates and joint ventures	66	65	56
Other	104	78	118
Non-Interest Revenue	3,704	2,817	3,397
Total Revenue	7,723	6,573	6,975
Provision for (Recovery of) Credit Losses (Note 3)	(99)	(126)	156
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities	81	97	601
Non-Interest Expense
Employee compensation	2,299	2,059	2,119
Premises and equipment	828	900	804
Advertising and business development	106	133	66
Amortization of intangible assets	150	163	156
Communications	64	65	64
Professional fees	155	184	136
Other	244	299	268
Non-Interest Expense	3,846	3,803	3,613
Income Before Provision for Income Taxes	3,895	2,799	2,605
Provision for income taxes (Note 10)	962	640	588
Net Income	$ 2,933	$ 2,159	$ 2,017
Earnings Per Share (Canadian $) (Note 9)
Basic	$ 4.44	$ 3.24	$ 3.03
Diluted	4.43	3.23	3.03
Common shares [member]
Earnings Per Share (Canadian $) (Note 9)
Dividends per common share	$ 1.33	$ 1.06	$ 1.06